Disaggregation of revenue (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of disaggregation of revenue from contracts with customers
In the following table, revenue is disaggregated by geographical market, by market application, and by timing of revenue recognition.

	December 31,	December 31,
	2021	2020
Geographical markets
China	$38,818	$54,267
Europe	42,588	36,484
North America	20,599	9,269
Other	2,500	3,857
	$104,505	$103,877
Market application
Heavy Duty Motive	51,663	47,688
Material Handling	8,140	5,310
Back Up Power	8,214	5,602
Technology Solutions	36,488	45,277
	$104,505	$103,877
Timing of revenue recognition
Products transferred at a point in time	65,208	56,655
Products and services transferred over time	39,297	47,222
	$104,505	$103,877